Accrued liabilities - Disclosure of Accrued Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Salaries and related items	€ 29,579	€ 28,248
Interest on external loans	3,477	12,674
Auditors, lawyers and consultants	4,238	4,379
Rent	1,924	1,747
IT Contracts	3,353	3,082
Other	6,040	4,267
Advertising and promotion	103	242
Total	€ 48,714	€ 54,639